Vessel Sales and Vessel Acquisitions (Detail) $ in Thousands	1 Months Ended									3 Months Ended		12 Months Ended
	Jul. 31, 2017 USD ($) vessel	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($) vessel shares	Nov. 30, 2016 USD ($) vessel	Oct. 31, 2016 USD ($) vessel	Aug. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) vessel	Aug. 31, 2015 USD ($) vessel shares	Jan. 31, 2015 USD ($) shares	Mar. 31, 2017 USD ($)	Oct. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel shares	Jan. 29, 2016 USD ($)
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 19)												$ (12,984)	$ (20,594)	$ 771
Proceeds from financing related to sales and leaseback of vessels												153,000	0	0
Aggregate proceeds received												$ 52,131	27,550	$ 11,080
Proceeds from issuance of common stock, net of offering costs (in shares) | shares			2,155,172
Net proceeds from common stock			$ 5,000
Principal Maritime Tankers | Class A
Property, Plant and Equipment [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares								7,200,000						7,200,000
Number of common shares issued, non cash consideration								$ 49,300						$ 49,300
Principal Maritime Tankers | Class A | Teekay Corporation
Property, Plant and Equipment [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares														4,500,000
Suezmax Tankers | Principal Maritime Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel								12						12
Number of vessels, acquired | vessel								12
Aggregate purchase price														$ 661,300
Aggregate purchase price, cash														$ 612,000
Suezmax Tankers | Principal Maritime Tankers | Due January 2016
Property, Plant and Equipment [Line Items]
Loan facility, amount															$ 397,200
Suezmax Tankers | Principal Maritime Tankers | Class A | Teekay Corporation
Property, Plant and Equipment [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares														13,600,000
Net proceeds from common stock														$ 90,600
Suezmax Tanker 1
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel			1
(Loss) gain on sale of vessels (note 19)										$ (300)
Suezmaxes Tanker 2
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 19)										$ (1,500)
Reduction in sales price		$ 1,300
Aframax Tankers
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel												3
(Loss) gain on sale of vessels (note 19)												$ (11,200)
MR Tanker 2
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 19)						$ (6,600)
Aggregate proceeds received						$ 14,000
MR Tanker 1
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 19)				$ (8,100)
Aggregate proceeds received				13,200
Ship-to-ship Support Vessel
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 19)				$ 300
Number of vessels sold | vessel				2
Proceeds from sale of property, plant, and equipment				$ 400
Suezmax Tankers
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 19)													$ (6,200)
Aggregate proceeds received					$ 33,800
Conventional Tankers
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel							1
(Loss) gain on sale of vessels (note 19)														$ 800
Aggregate proceeds received							$ 11,200
Proceeds from issuance of common stock, net of offering costs (in shares) | shares								13,630,075	3,000,000
Net proceeds from common stock								$ 90,640	$ 13,685
Conventional Tankers | Principal Maritime Tankers
Property, Plant and Equipment [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares											7,180,083
Net proceeds from common stock											$ 49,268
Held-for-sale | Conventional Tankers | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					2
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel													2
Suezmax Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					2
MR Tanker
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel													2
MR Tanker 1 | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel				1
Capital Lease
Property, Plant and Equipment [Line Items]
Proceeds from financing related to sales and leaseback of vessels	$ 153,000
Capital Lease | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel												4
Variable Interest Entity, Primary Beneficiary | Capital Lease | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	4